Offerings - Offering: 1	Nov. 07, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	7,060,100
Proposed Maximum Offering Price per Unit	2.15
Maximum Aggregate Offering Price	$ 15,179,215
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,323.94
Offering Note
(1)
Represents the shares of common stock, $0.0001 par value per share of Ventyx Biosciences, Inc. (the “Company”) issuable upon conversion of the Series A Preferred Stock of the Company, which the selling stockholder may at any time choose to convert and offer for resale pursuant to the prospectus to which this exhibit is attached. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the registrant is also registering an indeterminate number of additional shares of common stock issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction.

(2)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) of the Securities Act, and based upon the average of the high and low prices for a share of the registrant’s common stock as reported on the Nasdaq Global Select Market on November 4, 2024 (such date being within five business days of the date that this registration statement was filed with the U.S. Securities and Exchange Commission).